UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments National Municipal
Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1. Reports to Stockholders

Closed-end funds

Delaware Funds by Macquarie Closed-End Municipal Bond Funds

September 30, 2017

The figures in the semiannual report for Delaware Funds by Macquarie Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited (MGL) and its subsidiaries and affiliates worldwide. MGL is a global provider of banking, financial, advisory, investment, and funds management services. For more information, including press releases, please visit delawarefunds.com/closed-end.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2017, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of MIMBT, which is a US registered investment advisor.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

All third-party marks cited are the property of their respective owners.

©2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Fund basics

Delaware Investments®

Colorado Municipal Income Fund, Inc.

As of September 30, 2017 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$73 million

Number of holdings

103

Fund start date

July 29, 1993

NYSE MKT symbol

VCF

CUSIP number

246101109

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

As of September 30, 2017 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$168 million

Number of holdings

191

Fund start date

Feb. 26, 1993

NYSE MKT symbol

VMM

CUSIP number

24610V103

Delaware Investments

National Municipal Income Fund

As of September 30, 2017 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets

$66 million

Number of holdings

182

Fund start date

Feb. 26, 1993

NYSE MKT symbol

VFL

CUSIP number

24610T108

Security type / sector / state allocations

As of September 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments® Colorado Municipal Income Fund, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds*	140.47%
Corporate-Backed Revenue Bonds	5.15%
Education Revenue Bonds	23.95%
Electric Revenue Bonds	2.84%
Healthcare Revenue Bonds	38.84%
Lease Revenue Bonds	7.22%
Local General Obligation Bonds	14.04%
Pre-Refunded/Escrowed to Maturity Bonds	11.54%
Special Tax Revenue Bonds	26.75%
Transportation Revenue Bonds	9.42%
Water & Sewer Revenue Bonds	0.72%
Short-Term Investment	0.41%
Total Value of Securities	140.88%
Liquidation Value of Preferred Stock	(40.85)%
Liabilities Net of Receivables and Other Assets	(0.03)%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	138.73%
Guam	1.43%
US Virgin Islands	0.72%
Total Value of Securities	140.88%

Delaware Investments Minnesota Municipal Income Fund II, Inc.
Sector type / sector	Percentage of net assets
Municipal Bonds*	143.21%
Corporate-Backed Revenue Bonds	2.90%
Education Revenue Bonds	16.63%
Electric Revenue Bonds	13.17%
Healthcare Revenue Bonds	29.23%
Housing Revenue Bonds	2.03%
Lease Revenue Bonds	9.76%
Local General Obligation Bonds	13.84%
Pre-Refunded/Escrowed to Maturity Bonds	29.13%
Special Tax Revenue Bonds	2.66%
State General Obligation Bonds	14.99%
Transportation Revenue Bonds	7.66%
Water & Sewer Revenue Bonds	1.21%
Short-Term Investments	0.37%
Total Value of Securities	143.58%
Liquidation Value of Preferred Stock	(44.51)%
Receivables and Other Assets Net of Liabilities	0.93%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.55%
Minnesota	143.03%
Total	143.58%

Delaware Investments®

National Municipal Income Fund

Security type / sector	Percentage of net assets
Municipal Bonds*	142.57%
Corporate-Backed Revenue Bonds	10.60%
Education Revenue Bonds	22.42%
Electric Revenue Bonds	3.35%
Healthcare Revenue Bonds	24.65%
Housing Revenue Bond	0.66%
Lease Revenue Bonds	10.44%
Local General Obligation Bonds	3.45%
Pre-Refunded/Escrowed to Maturity Bonds	18.78%
Special Tax Revenue Bonds	12.34%
State General Obligation Bonds	6.82%
Transportation Revenue Bonds	24.56%
Water & Sewer Revenue Bonds	4.50%
Short-Term Investment	0.53%
Total Value of Securities	143.10%
Liquidation Value of Preferred Stock	(45.19)%
Receivables and Other Assets Net of Liabilities	2.09%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	0.84%
Alaska.	0.51%
Arizona	7.23%
California	20.87%
Colorado	1.40%
District of Columbia	1.78%
Florida	5.67%
Georgia	3.15%
Guam	2.13%
Hawaii	0.49%
Idaho	1.55%
Illinois	6.38%
Indiana	0.97%
Kansas	0.36%
Louisiana	4.97%
Maine	0.49%
Maryland	2.63%
Massachusetts	1.67%
Michigan	1.68%
Minnesota	5.20%
Mississippi	0.53%
Missouri	4.03%
Montana	1.10%
New Hampshire	0.49%
New Jersey	6.34%
New Mexico	0.81%
New York	19.61%
Ohio	3.96%
Oregon	3.73%
Pennsylvania	15.48%
Texas	11.88%
Utah	1.10%
Virginia	0.86%
Washington	1.34%
Wisconsin	1.46%
Wyoming	0.41%
Total Value of Securities	143.10%

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

September 30, 2017 (Unaudited)

	Principal Amount°	Value (US $)

Municipal Bonds – 140.47%

Corporate-Backed Revenue Bonds – 5.15%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	215,000	$234,410
Public Authority for Colorado Energy Revenue 6.25% 11/15/28	865,000	1,093,611
Public Authority of Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	2,457,437

		3,785,458

Education Revenue Bonds – 23.95%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	510,595
5.125% 11/1/49	765,000	780,560
144A 5.25% 7/1/46 #	500,000	512,840
(Academy Charter School Project) 5.50% 5/1/36 (SGI)	1,720,000	1,725,401
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	760,000	900,646
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	700,000
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	579,705
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,092,220
(Improvement - Charter School - University Lab School Building) 144A 5.00% 12/15/45 #	500,000	525,380
(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	1,004,967
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,074,090
(Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	1,202,316
(Loveland Classical Schools) 144A 5.00% 7/1/36 #	625,000	639,775

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue (Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	$769,313
(Student Housing - Campus Village Apartments) 5.00% 6/1/23	1,065,000	1,096,545
(Vail Mountain School Project) 4.00% 5/1/46	25,000	24,999
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	500,000	499,475
Colorado School of Mines Series B 5.00% 12/1/42	2,500,000	2,782,125
Colorado State Board of Governors (University Enterprise System) Series A 5.00% 3/1/39	10,000	10,508
University of Colorado Series A 5.00% 6/1/33	1,000,000	1,153,130

		17,584,590

Electric Revenue Bonds – 2.84%
Platte River Power Authority Revenue Series JJ 5.00% 6/1/27	1,700,000	2,083,945

		2,083,945

Healthcare Revenue Bonds – 38.84%
Aurora Hospital Revenue (Children’s Hospital Association Project) Series A 5.00% 12/1/40	2,000,000	2,138,580
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	766,643
Series A 5.00% 2/1/41	2,400,000	2,501,640
Series A 5.25% 2/1/33	1,625,000	1,728,561
Series A 5.25% 1/1/45	1,000,000	1,066,960
Series D 6.125% 10/1/28	750,000	786,420
(Christian Living Community Project) 6.375% 1/1/41	615,000	671,838

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue (Covenant Retirement Communities Inc.)
5.00% 12/1/35	1,000,000	$1,086,790
Series A 5.75% 12/1/36	1,000,000	1,129,200
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28	1,250,000	1,392,625
5.50% 6/1/33	2,000,000	2,272,320
5.625% 6/1/43	1,000,000	1,126,490
(Frasier Meadows Retirement Community Project) Series A 5.25% 5/15/37	265,000	287,053
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	580,875
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,664,205
(National Jewish Health Project) 5.00% 1/1/27	500,000	526,555
(NCMC Project) 4.00% 5/15/32	1,000,000	1,074,710
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	4,000,000	4,250,480
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	534,381
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	1,424,437
Denver Health & Hospital Authority Health Care Revenue (Recovery Zone Facilities) 5.625% 12/1/40	750,000	803,707
University of Colorado Hospital Authority Revenue Series A 6.00% 11/15/29	650,000	705,653

		28,520,123

Lease Revenue Bonds – 7.22%
Aurora Certificates of Participation Series A 5.00% 12/1/30	630,000	676,765

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Colorado Building Excellent Schools Today Certificates of Participation Series G 5.00% 3/15/32	2,000,000	$2,227,340
Pueblo County Certificates of Participation (County Judicial Complex Project) 5.00% 9/15/42 (AGM)	1,250,000	1,385,700
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	391,493
5.00% 6/15/36	545,000	623,496

		5,304,794

Local General Obligation Bonds – 14.04%
Adams & Weld Counties School District No 27J Brighton 4.00% 12/1/30	700,000	772,387
Adams 12 Five Star Schools 5.00% 12/15/25	250,000	306,647
Arapahoe County School District No. 1 Englewood 4.00% 12/1/31	500,000	548,905
Beacon Point Metropolitan District 5.00% 12/1/30 (AGM)	600,000	688,014
Denver City & County (Better Denver & Zoo) Series A 5.00% 8/1/25	650,000	696,001
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	650,000	680,264
Eaton Area Park & Recreation District 5.25% 12/1/34	190,000	205,411
5.50% 12/1/38	245,000	266,585
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork 4.00% 12/15/31	700,000	772,562
Jefferson County School District No. R-1 5.25% 12/15/24	750,000	924,037
Pueblo County School District No. 70 5.00% 12/1/31	250,000	281,690

(continues)	5

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Rangely Hospital District 6.00% 11/1/26	750,000	$856,943
Sierra Ridge Metropolitan District No. 2 Series A 5.50% 12/1/46	500,000	510,495
Weld County School District No. RE-1 5.00% 12/15/30 (AGM)	500,000	597,320
Weld County School District No. RE-3J 5.00% 12/15/34	1,000,000	1,179,270
Weld County School District No. RE-8
5.00% 12/1/31	510,000	613,448
5.00% 12/1/32	340,000	407,116

		10,307,095

Pre-Refunded/Escrowed to Maturity Bonds – 11.54%
Adams & Arapahoe Counties Joint School District No. 28J (Aurora) 6.00% 12/1/28-18§	600,000	635,544
Arapahoe County School District No. 1 Englewood 5.00% 12/1/31-21§	2,500,000	2,882,850
Colorado Health Facilities Authority Revenue (Total Long-Term Care) Series A 6.00% 11/15/30-20§	400,000	459,060
Colorado State Board of Governors Series A 5.00% 3/1/39-19§	175,000	184,826
University of Colorado 5.00% 6/1/31-21§	3,085,000	3,507,244
Series A 5.375% 6/1/38-19§	750,000	803,835

		8,473,359

Special Tax Revenue Bonds – 26.75%
Broomfield City & County 4.00% 12/1/37	1,000,000	1,073,240
Canyons Metropolitan District No 5 Series A 6.125% 12/1/47	500,000	503,940
Central Platte Valley Metropolitan District 5.00% 12/1/43	375,000	386,903

	Principal Amount°	Value (US $)
Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Commerce City 5.00% 8/1/44 (AGM)	1,000,000	$1,112,330
Fountain Urban Renewal Authority Tax Increment Revenue (Academy Highlands Project) Series A 5.50% 11/1/44	1,405,000	1,476,177
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	453,344
Series A 5.25% 1/1/36	565,000	597,787
Regional Transportation District Revenue
Series A 5.375% 6/1/31	460,000	502,536
Series B 5.00% 11/1/33	935,000	1,130,219
(Denver Transit Partners) 6.00% 1/15/41	2,175,000	2,386,236
(FasTracks Project)
Series A 4.50% 11/1/36 (AGM)	1,500,000	1,505,010
Series A 5.00% 11/1/30	330,000	399,231
Series A 5.00% 11/1/31	755,000	908,273
Series A 5.00% 11/1/38	4,085,000	4,504,039
Solaris Metropolitan District No. 3 (Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	518,875
Sterling Ranch Community Authority Board Series A 5.75% 12/1/45	525,000	529,694
Tallyns Reach Metropolitan District No. 3 (Limited Tax Convertible) 5.125% 11/1/38	295,000	308,231
Thornton Development Authority (East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	309,380
Series B 5.00% 12/1/36	440,000	512,116
Virgin Islands Public Finance Authority (Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	500,000	528,830

		19,646,391

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 9.42%
Colorado High Performance Transportation Enterprise Revenue (Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	$1,247,007
C-470 Express Lanes 5.00% 12/31/56	1,000,000	1,097,220
Denver City & County Airport System Revenue
Series A 5.25% 11/15/36	750,000	813,885
Series B 5.00% 11/15/28	1,000,000	1,156,060
Series B 5.00% 11/15/37	2,000,000	2,269,340
E-470 Public Highway Authority Series C 5.25% 9/1/25	310,000	335,879

		6,919,391

Water & Sewer Revenue Bonds – 0.72%
Castle Rock, Colorado Water & Sewer Enterprise Revenue 4.00% 12/1/34	250,000	267,217
Dominion Water & Sanitation District 6.00% 12/1/46	250,000	263,115

		530,332

Total Municipal Bonds (cost $96,649,299)		103,155,478

	Principal Amount°	Value (US $)

Short-Term Investment – 0.41%

Variable Rate Demand Note – 0.41%¤
Denver City & County Series A1 0.85% 12/1/29 (SPA-JPMorgan Chase Bank N. A.)	300,000	$300,000

Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities –140.88% (cost $96,949,299)		$103,455,478

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $4,691,759, which represents 6.39% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

7

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

September 30, 2017 (Unaudited)

	Principal Amount°	Value (US $)

Municipal Bonds – 143.21%

Corporate-Backed Revenue Bonds – 2.90%
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	3,325,000	$3,317,353
St. Paul Port Authority Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	1,715,000	1,560,839

		4,878,192

Education Revenue Bonds – 16.63%
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,031,689
Series A 5.00% 3/1/39	170,000	175,523
Cologne Charter School Lease Revenue (Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	284,359
Series A 5.00% 7/1/45	445,000	455,462
Deephaven Charter School (Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	624,598
Series A 5.25% 7/1/40	500,000	528,310
Forest Lake Minnesota Charter School Revenue (Lake International Language Academy)
5.75% 8/1/44	705,000	760,984
Hugo Charter School Lease Revenue (Noble Academy Project)
Series A 5.00% 7/1/34	255,000	264,899
Series A 5.00% 7/1/44	775,000	795,491
Minneapolis Charter School Lease Revenue (Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	770,280
Series A 5.00% 7/1/47	900,000	911,871
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
5.25% 8/1/39	205,000	210,670
5.50% 8/1/49	990,000	1,022,779

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minnesota Charter School Lease Revenue (Beacon Academy Project) Series A 5.00% 7/1/46	300,000	$299,634
Minnesota Higher Education Facilities Authority Revenue (Bethel University) 5.00% 5/1/47	1,250,000	1,384,387
(Carleton College)
4.00% 3/1/36	485,000	520,832
5.00% 3/1/44	905,000	1,055,818
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	321,519
Series 7-M 5.125% 3/1/36	275,000	295,443
(Gustavus Adolphus College) 5.00% 10/1/47	2,100,000	2,391,501
(St. Catherine University) Series 7-Q 5.00% 10/1/32	700,000	769,062
(St. Johns University) Series 8-I 5.00% 10/1/31	235,000	272,945
Series 8-I 5.00% 10/1/34	35,000	40,083
(St. Olaf College) Series 8-N 4.00% 10/1/35	590,000	636,256
(St. Scholastic College) Series H 5.25% 12/1/35	1,000,000	1,045,210
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	1,000,000	1,066,480
Series 7-U 5.00% 4/1/22	750,000	861,225
Otsego Charter School (Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	239,124
Series A 5.00% 9/1/44	400,000	410,812
Rice County Educational Facilities Revenue (Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	1,250,000	1,323,600
St. Cloud Charter School Lease Revenue (Stride Academy Project) Series A 5.00% 4/1/46	375,000	263,989

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	$833,827
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	101,555
Series A 144A 5.50% 7/1/38 #	240,000	245,434
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	750,000	744,240
Series A 6.375% 9/1/31	750,000	826,913
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	648,585
University of Minnesota
Series A 5.00% 9/1/42	2,000,000	2,369,320
State Supported Stadium Debt Series A 5.00% 8/1/26	1,000,000	1,215,020

		28,019,729

Electric Revenue Bonds – 13.17%
Central Minnesota Municipal Power Agency Revenue
(Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,251,034
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,094,370
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	523,409
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	599,590
5.00% 10/1/26	500,000	595,620
5.00% 10/1/27	320,000	379,360
5.00% 10/1/47	1,755,000	2,001,946
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	114,839
Series A 5.00% 1/1/30	340,000	384,288

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	$704,535
Series A 5.00% 12/1/47	985,000	1,141,044
Series B 5.00% 12/1/30	1,300,000	1,527,214
Series B 5.00% 12/1/43	1,000,000	1,148,300
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	273,917
Series A 5.00% 1/1/47	810,000	940,831
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,505,500
Series A 5.00% 1/1/26	1,000,000	1,163,570
Series A 5.00% 1/1/33	1,000,000	1,155,810
Series A 5.00% 1/1/40	750,000	855,135
Series A 5.00% 1/1/46	2,500,000	2,836,525

		22,196,837

Healthcare Revenue Bonds – 29.23%
Anoka Health Care Facilities Revenue
5.375% 11/1/34	610,000	633,997
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	764,910
Series D 7.00% 1/1/37	720,000	709,949
Series D 7.25% 1/1/52	1,000,000	988,610
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/27	500,000	574,305
(Hazelden Foundation Project)
5.00% 11/1/41	1,600,000	1,662,304
Cloquet Housing Facilities Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	504,605

(continues)	9

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	$374,410
Series A 144A 5.00% 8/1/51 #	755,000	761,395
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	283,492
Series A 5.00% 4/1/40	270,000	272,846
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,400,000	1,515,402
6.00% 6/15/39	1,000,000	1,086,820
Fergus Falls Health Care Facilities Revenue
(Lake Region Healthcare) 5.00% 8/1/30	1,000,000	1,001,010
Hayward
(American Baptist Homes Midwest) 5.75% 2/1/44	500,000	518,820
Hayward Health Care Facilities Revenue
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	680,000	683,148
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	1,032,170
(North Memorial Health Care) 5.00% 9/1/30	865,000	989,871
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	578,665
Series A 5.00% 11/15/34	500,000	576,700
(Unrefunded - Fairview Health Services) Series B 6.50% 11/15/38 (AGC)	1,940,000	2,048,000

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	$226,358
(Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	872,287
5.375% 11/1/50	200,000	205,224
Minneapolis - St. Paul
Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/29	585,000	705,966
(Children’s Health Care Facilities) Series A1 5.00% 8/15/34 (AGM)	500,000	537,660
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,348,832
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,860,000	5,019,505
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,041,700
Series A 5.30% 9/1/37	600,000	623,490
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	219,180
5.00% 9/1/34	165,000	185,156
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,295,000	1,373,231
Series A 5.00% 5/1/46	2,800,000	3,164,588
Series B 5.00% 5/1/24	1,400,000	1,675,576
(Unrefunded - Centracare Health System Project)
5.125% 5/1/30	95,000	102,837

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A1 5.25% 11/15/29	640,000	$694,675
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	941,707
Series A 5.00% 11/15/47	680,000	781,973
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,000,000	2,338,180
Series A 5.00% 7/1/32	1,100,000	1,265,132
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,205,532
Series A 4.75% 11/1/31	740,000	741,021
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	420,000	446,275
Series A 5.75% 11/1/39	945,000	1,004,705
Series A 6.00% 5/1/47	1,475,000	1,565,535
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	494,509
4.75% 7/1/27	785,000	834,141
5.00% 7/1/34	750,000	795,195
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,273,937

		49,245,536

Housing Revenue Bonds – 2.03%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	345,000	345,200

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Non Ace – State Appropriated Housing) 5.00% 8/1/33	1,390,000	$1,579,082
Minnesota State Housing Finance Agency Homeownership
(Mortgage-Backed Securities Program) 4.40% 7/1/32 (GNMA) (FNMA)	875,000	933,957
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	565,718

		3,423,957

Lease Revenue Bonds – 9.76%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	902,600
Series A 5.00% 6/1/38	5,500,000	6,282,155
Series A 5.00% 6/1/43	1,750,000	1,989,890
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	1,142,045
5.00% 8/1/36	4,000,000	4,477,640
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	680,000	681,639
5.375% 10/1/30	965,000	967,065

		16,443,034

Local General Obligation Bonds – 13.84%
Burnsville-Eagan-Savage Independent School District No 191
(Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	1,326,584
Duluth Independent School District No 709
Series A 4.00% 2/1/27	600,000	673,266

(continues)	11

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth, Minnesota (Improvement DECC) Series A 5.00% 2/1/34 Hennepin County	545,000	$637,132
Series A 5.00% 12/1/36	1,300,000	1,549,600
Series A 5.00% 12/1/41	1,060,000	1,252,146
Series C 5.00% 12/1/37	5,235,000	6,221,326
Hopkins Independent School District No. 270
Series A 5.00% 2/1/28	1,000,000	1,117,410
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/28	515,000	612,376
Metropolitan Council Waste Water Revenue
Series C 4.00% 3/1/31	1,355,000	1,529,510
Series C 4.00% 3/1/32	1,405,000	1,574,654
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,512,750
St Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,300,000	1,585,103
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/26	1,000,000	1,165,680
Willmar
(Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,565,294

		23,322,831

Pre-Refunded/Escrowed to Maturity Bonds – 29.13%
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46-19 §	1,200,000	1,354,212

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	7,055,000	$8,854,660
Deephaven Charter School
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	598,295
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18 §	500,000	531,705
Series B 6.50% 11/15/38-18 (AGC) §	355,000	377,035
Minneapolis Revenue
(National Marrow Donor Program Project) Series NMDP 4.875% 8/1/25-18 §	1,000,000	1,032,660
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series D 5.00% 3/1/30-19 §	1,120,000	1,183,381
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41-19 §	1,220,000	1,381,821
Rocori Independent School District No. 750
(School Building)
Series B 5.00% 2/1/22-19 §	1,010,000	1,064,045
Series B 5.00% 2/1/24-19 §	1,075,000	1,132,523
Series B 5.00% 2/1/25-19 §	1,115,000	1,174,664
Series B 5.00% 2/1/26-19 §	1,155,000	1,216,804
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.50% 5/1/39-19 (AGC) §	1,500,000	1,605,960

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Cloud Health Care Revenue
Series A 5.125% 5/1/30-20 §	5,080,000	$5,605,475
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19 §	2,000,000	2,164,520
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System)
Series A1 5.25% 11/15/29-19 §	755,000	821,916
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	487,481
Series A 5.00% 11/15/30-25 §	290,000	357,898
St. Paul Sewer Revenue
Series D 5.00% 12/1/21-18 §	1,325,000	1,361,437
University of Minnesota
Series A 5.25% 12/1/28-20 §	500,000	564,365
Series A 5.25% 4/1/29-19 §	1,000,000	1,063,350
Series A 5.50% 7/1/21	4,000,000	4,474,160
Series D 5.00% 12/1/27-21 §	1,110,000	1,279,009
Series D 5.00% 12/1/28-21 §	1,880,000	2,166,249
Series D 5.00% 12/1/29-21 §	2,265,000	2,609,869
Series D 5.00% 12/1/31-21 §	1,000,000	1,152,260
Series D 5.00% 12/1/36-21 §	3,000,000	3,456,780

		49,072,534

Special Tax Revenue Bonds – 2.66%
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	158,705

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B 4.75% 12/15/27	1,905,000	$1,920,259
Minneapolis Community Planning & Economic Development Department
(Limited Tax Supported Common Bond Fund) 6.25% 12/1/30	1,000,000	1,133,820
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	176,796
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,093,127

		4,482,707

State General Obligation Bonds – 14.99%
Minnesota State
Series A 5.00% 8/1/24	4,500,000	5,470,470
Series A 5.00% 8/1/29	700,000	844,039
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,302,175
Series B 5.00% 10/1/29	3,315,000	3,787,321
(State Various Purpose) Series D 5.00% 8/1/24	2,700,000	2,991,330
(Various Purposes) Series F 5.00% 10/1/22	5,000,000	5,865,900

		25,261,235

Transportation Revenue Bonds – 7.66%
Minneapolis – St. Paul
Metropolitan Airports Commission Revenue
5.00% 1/1/21	600,000	672,978
5.00% 1/1/22	670,000	747,164
Subordinate
Series A 5.00% 1/1/31	410,000	496,096
Series A 5.00% 1/1/32	1,255,000	1,505,875
Series B 5.00% 1/1/26	540,000	614,509
Series B 5.00% 1/1/26 (AMT)	500,000	574,450
Series B 5.00% 1/1/27	1,190,000	1,353,149
Series B 5.00% 1/1/30	500,000	558,935
Series B 5.00% 1/1/31	250,000	278,820
Series C 5.00% 1/1/33	2,000,000	2,385,260
Series C 5.00% 1/1/36	1,000,000	1,179,140
Series C 5.00% 1/1/46	1,245,000	1,439,432

(continues)	13

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
Series A 3.00% 8/1/29	710,000	$705,435
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	380,000	399,053

		12,910,296

Water & Sewer Revenue Bonds – 1.21%
Guam Government Waterworks Authority 5.00% 1/1/46	725,000	774,199
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,259,729

		2,033,928

Total Municipal Bonds (cost $230,983,298)		241,290,816

Short-Term Investment – 0.37%
Variable Rate Demand Notes – 0.37%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue Series A-II
(Children’s Hospitals & Clinics) 0.84% 8/15/37 (AGM) (SPA – US Bank N.A.)	625,000	625,000

Total Short-Term Investment (cost $625,000)		625,000

Total Value of Securities – 143.58% (cost $231,608,298)	$241,915,816

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.At Sept. 30, 2017, the aggregate value of Rule 144A securities was $4,367,233, which represents 2.59% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by USTreasury bonds.For pre-refunded bonds,the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal   Corporation

AMT – Subject to Alternative Minimum Tax

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association   Collateral

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund

September 30, 2017 (Unaudited)

	Principal Amount°	Value (US $)

Municipal Bonds – 142.57%

Corporate-Backed Revenue Bonds – 10.60%
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$480,970
Series A-2 6.50% 6/1/47	430,000	429,940
Golden State, California Tobacco Securitization Corporate Settlement Revenue	790,000	790,000
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47
Illinois Railsplitter Tobacco Settlement Authority 6.25% 6/1/24	500,000	510,195
Louisiana Local Government Environmental Facilities & Community Development Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	727,495
Series A-1 6.50% 11/1/35	255,000	288,260
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	353,103
Series C 7.00% 11/1/34	1,000,000	1,429,490
Shoals, Indiana
(National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	355,747
Suffolk County, New York Tobacco Asset Securitization
Series B 5.00% 6/1/32	750,000	809,813
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	460,000	506,455
TSASC Revenue, New York
(Settlement) Series A 5.00% 6/1/41	60,000	66,563
Valparaiso, Indiana
(Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	287,479

		7,035,510

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds – 22.42%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	330,000	$354,938
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	500,000	563,650
California State University
(Systemwide) Series A 5.00% 11/1/42	200,000	235,668
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,067,850
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	550,715
(Washington University) Series B 5.00% 11/15/30	600,000	683,808
Louisiana Public Facilities Authority Revenue
(Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	547,765
Maryland Health & Higher Educational Facilities Authority
(Loyola University) Series A 5.00% 10/1/39	650,000	724,393
Massachusetts Development Finance Agency
(Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	312,243
Monroe County, New York Industrial Development Revenue
(Nazareth College Rochester Project) 5.50% 10/1/41	495,000	540,208

(continues)	15

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Arcadia University) 5.25% 4/1/30	550,000	$576,537
New Hope, Texas Cultural Education Facilities
(Chief-Collegiate Housing- Tarleton St.) 5.00% 4/1/34	1,000,000	1,082,970
New Jersey Economic Development Authority Revenue
(MSU Student Housing Project) 5.875% 6/1/42	450,000	488,700
New York City, New York Trust For Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	555,725
New York State Dormitory Authority
(Columbia University) 5.00% 10/1/41	600,000	672,882
Pennsylvania State University
Series A 5.00% 9/1/47	1,000,000	1,169,580
Philadelphia, Pennsylvania Authority for Industrial Development
(1st Philadelphia Preparatory College) 7.25% 6/15/43	370,000	430,436
Phoenix, Arizona Industrial Development Authority Revenue
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,078,850
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	500,000	420,985
Private Colleges & Universities Authority Revenue, Georgia
(Mercer University) Series A 5.00% 10/1/32	135,000	145,013

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Swarthmore Borough Authority, Pennsylvania
(Swarthmore College Project) 5.00% 9/15/32	490,000	$580,993
Troy, New York Capital Resource Revenue
(Rensselaer Polytechnic) Series A 5.125% 9/1/40	600,000	656,592
University of California
Series AI 5.00% 5/15/32	1,000,000	1,171,690
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	250,000	273,673

		14,885,864

Electric Revenue Bonds – 3.35%
Imperial Irrigation District Electric System Revenue, California
Series C 5.00% 11/1/28	60,000	73,466
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33	1,000,000	1,151,250
Long Island Power Authority, New York
Series A 5.00% 9/1/44	250,000	282,540
Series B 5.00% 9/1/46	130,000	148,794
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	567,745

		2,223,795

Healthcare Revenue Bonds – 24.65%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
(Methodist Home for the Aging) 6.00% 6/1/50	500,000	554,840
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	525,025

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	400,000	$515,268
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	760,000	836,600
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	371,280
Colorado Health Facilities Authority Revenue
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	383,377
Cuyahoga County, Ohio
Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	1,000,000	1,104,730
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	300,000	324,141
Housing & Redevelopment Authority of The City of St. Paul Minnesota
(Healthpartners Obligation Group) 5.00% 7/1/29	1,000,000	1,169,090
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/37	700,000	732,816
Lycoming County, Pennsylvania Authority Health System Revenue
(Susquehanna Health System Project) Series A 5.50% 7/1/28	500,000	533,925
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	300,000	327,060

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	$533,510
Miami-Dade County, Florida
Health Facilities Authority Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	200,000	225,846
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,115,290
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	813,405
New Hampshire Health and Education Facilities Authority Revenue
(Dartmouth - Hitchcock Medical Center) 6.00% 8/1/38	300,000	325,761
New Hope, Texas Cultural Education Facilities
(Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	56,930
Series A1 5.00% 7/1/46	135,000	149,828
Series A1 5.00% 7/1/51	135,000	149,614
Series B 4.25% 7/1/36	80,000	81,520
Series B 4.75% 7/1/51	160,000	165,803
Series B 5.00% 7/1/46	135,000	143,956
New Jersey Health Care
Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	300,000	328,413
New York State Dormitory Authority
(Orange Regional Medical Center) 144A 5.00% 12/1/35 #	500,000	548,160

(continues)	17

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Orange County, Florida Health Facilities Authority Revenue
(Mayflower Retirement Center) 5.00% 6/1/32	400,000	$425,740
5.00% 6/1/36	250,000	264,220
5.125% 6/1/42	750,000	791,887
Oregon State Facilities Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	580,120
Palm Beach County Health Facilities Authority, Florida
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	20,000	24,134
7.50% 6/1/49	105,000	127,844
Palomar Health, California 5.00% 11/1/39	130,000	143,573
Tarrant County, Texas Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	330,000	373,398
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	250,000	271,150
Westminster, Maryland (Lutheran Village Millers Grant Inc.) 6.00% 7/1/34	500,000	540,510
Yavapai County, Arizona
Industrial Development Authority Revenue
(Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	803,894

		16,362,658

Housing Revenue Bond – 0.66%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Project) Series A 6.40% 8/15/45	405,000	438,255

		438,255

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 10.44%
California State Public Works Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	$1,127,260
Idaho State Building Authority Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	155,015
(State Police) Series I 5.00% 9/1/23	760,000	873,529
Minnesota State General Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,285,880
MTA Hudson Rail Yards Trust Obligations, New York
Series A 5.00% 11/15/56	735,000	823,575
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,114,980
(School Facilities Construction) 5.00% 9/1/18	25,000	25,780
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31	500,000	526,975

		6,932,994

Local General Obligation Bonds – 3.45%
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	247,246
Series C 5.00% 1/1/38	500,000	532,660
District of Columbia
Series A 5.00% 6/1/37	1,000,000	1,183,380
New York, New York
Series A-1 5.25% 8/15/21	250,000	259,467
Series I-1 5.375% 4/1/36	65,000	69,135

		2,291,888

Pre-Refunded/Escrowed to Maturity Bonds – 18.78%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25%
11/1/39-19§	300,000	332,541
Bowling Green, Ohio Student Housing Revenue
(CFP I State University Project) 6.00% 6/1/45-20§	260,000	292,669

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Brevard County, Florida Health Facilities Authority Revenue
(Health First Project) 7.00% 4/1/39-19§	350,000	$381,441
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)	940,000	1,052,527
6.25% 7/15/40-20§
6.50% 7/15/30-20§	300,000	337,611
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
7.125% 7/1/29-19§	300,000	330,834
California State Economic Recovery
(Unrefunded) Series A 5.25% 7/1/21-19§	95,000	102,163
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46-19§	625,000	665,913
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41-21§	520,000	598,905
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23-19§	150,000	162,684
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	950,000	1,053,825
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	300,000	338,610
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	105,000	124,636

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00%
6/15/39-18§	430,000	$448,133
Metropolitan Transit Authority of Harris County, Texas
Series A 5.00%
11/1/24-21§	500,000	575,005
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41-22§	500,000	576,115
New Jersey Turnpike Authority
Series A 5.00% 1/1/27-22§	25,000	29,158
New Mexico Hospital Equipment Loan Council Revenue
(Presbyterian Healthcare) 5.00% 8/1/39-19§	500,000	535,885
New York State Dormitory Authority
(State Personal Income Tax Revenue-Education)
Series A 5.00% 3/15/38-19§	570,000	603,499
New York, New York
Series I-1 5.375% 4/1/36-19§	185,000	197,193
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39-19§	300,000	317,148
Oregon State Department of Transportation
Series A 5.00% 11/15/26-23§	1,000,000	1,202,390
Oregon State Facilities Authority Revenue
(Concordia University Project) Series A 144A 6.125% 9/1/30-20#§	100,000	114,120
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	400,000	450,068

(continues)	19

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27-20§	500,000	$560,950
University Medical Center, Tucson, Arizona Hospital Revenue 6.50% 7/1/39-19§	500,000	547,265
University of Arizona
Series A 5.00% 6/1/39-19§	500,000	533,220

		12,464,508

Special Tax Revenue Bonds – 12.34%
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	200,000	206,048
Central Puget Sound, Washington Regional Transit Authority
(Green Bond - Improvement) Series S-1 5.00% 11/1/35	750,000	888,337
Guam Government Business Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	856,026
Series B-1 5.00% 1/1/42	540,000	559,408
Massachusetts Bay Transportation Authority Senior
Series A 5.25% 7/1/29	200,000	256,896
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	520,000	571,714
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	215,700
5.00% 6/15/29	800,000	859,312
(School Facilities Construction) Series AA 5.50% 12/15/29	295,000	308,759

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Future Tax Secured - Subordinated Fiscal) Series E-1 5.00% 2/1/41	745,000	$852,489
New York State Dormitory Authority
Series A 5.00% 3/15/33	1,000,000	1,152,230
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	205,000	239,188
Public Finance Authority, Wisconsin Airport Facilities Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	442,795
Regional Transportation District, Colorado Tax Revenue
(Denver Transit Partners) 6.00% 1/15/41	500,000	548,560
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	235,000	236,920

		8,194,382

State General Obligation Bonds – 6.82%
California State
5.25% 11/1/40	320,000	359,142
(Various Purposes)
4.00% 11/1/34	205,000	222,913
4.00% 11/1/47	200,000	211,750
5.00% 8/1/27	500,000	616,485
5.00% 10/1/41	440,000	498,551
5.00% 11/1/47	1,000,000	1,172,020
6.00% 4/1/38	105,000	112,740
Illinois State
5.00% 5/1/36	90,000	94,685
5.00% 2/1/39	160,000	167,413
Series A 5.00% 4/1/38	170,000	177,047

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
New York State
Series A 5.00% 2/15/39	300,000	$316,479
Oregon State
Series K 5.00% 5/1/22	500,000	581,270

		4,530,495

Transportation Revenue Bonds – 24.56%
Alameda Corridor, California Transportation Authority
(2nd Sub Lien) Series B 5.00% 10/1/37	430,000	490,144
Atlanta, Georgia Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,167,860
Chicago, Illinois O’Hare International Airport Revenue
(General-Senior Lien) Series D 5.25% 1/1/34	1,000,000	1,128,830
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	255,000	272,901
Metropolitan Transportation Authority, New York
Series A 5.00% 11/15/41	500,000	561,935
New Jersey Turnpike Authority
Series A 5.00% 1/1/27	475,000	546,317
Series B 5.00% 1/1/40	250,000	292,163
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/45 (AMT)	1,000,000	1,106,130
New York Liberty Development Revenue
(1 World Trade Center Port Authority Construction)
5.00% 12/15/41	500,000	562,645
New York Transportation Development
(La Guardia Airport)
Series A 5.25% 1/1/50 (AMT)	700,000	779,639
North Texas Tollway Authority Special Projects System
Series A 5.00% 9/1/20	250,000	277,220
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	548,845

	Principal Amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/47	210,000	$240,028
(Special Motor License Foundation) Series B 5.00% 12/1/41	500,000	552,350
Port Authority of Allegheny County, Pennsylvania 5.75% 3/1/29	900,000	1,030,806
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	230,000	256,855
6.50% 12/1/28	500,000	520,000
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	625,000	729,437
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International)
5.00% 7/1/32 (AMT)	1,000,000	1,089,830
Series A-1 6.625% 7/1/34	325,000	354,071
Texas Private Activity Bond Surface Transportation
(Senior Lien - Blueridge Transportation)
5.00% 12/31/40 (AMT)	110,000	120,839
5.00% 12/31/45 (AMT)	110,000	120,248
5.00% 12/31/50 (AMT)	160,000	174,312
5.00% 12/31/55 (AMT)	160,000	173,720
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	322,241
7.50% 6/30/33	665,000	758,206
(Mobility Partners) 7.50% 12/31/31	500,000	561,970
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	260,348
6.875% 12/31/39	1,000,000	1,112,010
7.00% 12/31/38 (AMT)	165,000	190,950

		16,302,850

(continues)	21

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)

Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 4.50%
City of Chicago, Illinois Waterworks Revenue (2nd Lien) 5.00% 11/1/29	280,000	$323,968
Massachusetts Water Resources Authority
(Green Bond) Series B 4.00% 8/1/36	500,000	536,945
New York City Water & Sewer
System, New York
(2nd Generation Fiscal 2013) Series CC 5.00% 6/15/47	345,000	393,583
Philadelphia, Pennsylvania Water & Wastewater Revenue
Series A 5.00% 7/1/45	500,000	570,560
Southern California Water
Replenishment District 5.00% 8/1/41	1,000,000	1,161,480

		2,986,536

Total Municipal Bonds
(cost $88,099,486)		94,649,735

Short-Term Investment – 0.53%
Variable Rate Demand Note – 0.53%¤
Mississippi Business Finance
Corporation Gulf
Opportunity Zone Industrial
Development Revenue
Series I
(Chevron USA Inc. Project) 0.87% 11/1/35
(SPA - US Bank N.A.)	350,000	350,000

Total Short-Term Investment
(cost $350,000)		350,000

Total Value of Securities – 143.10% (cost $88,449,486)	$94,999,735

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.At Sept. 30, 2017, the aggregate value of Rule 144A securities was $2,296,613, which represents 3.46% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2017.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by USTreasury bonds.For pre-refunded bonds,the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

September 30, 2017 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Assets:
Investments, at value[1]	$103,155,478	$241,290,816	$94,649,735
Short-term investments, at value[2]	300,000	625,000	350,000
Cash	—	—	265,680
Interest income receivable	1,451,135	3,097,338	1,297,253
Offering cost for preferred shareholders	109,770	136,050	119,273
Prepaid rating agency fee	24,917	24,083	28,833

Total assets	105,041,300	245,173,287	96,710,774

Liabilities:
Cash overdraft	448,891	562,063	—
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	1,070,540	938,523	240,347
Investment management fees payable	34,131	80,391	31,800
Other accrued expenses	32,106	76,402	29,715
Audit and tax fees payable	21,042	20,970	20,970
Legal fees payable to affiliates	1,082	1,787	1,859
Accounting and administration expenses payable to affiliates	653	1,093	631
Directors’/Trustees’ fees and expenses payable	179	411	162
Reports and statements to shareholders payable to affiliates	35	80	32

Total liabilities	31,608,659	76,681,720	30,325,516

Total Net Assets Applicable to Common Shareholders	$73,432,641	$168,491,567	$66,385,258

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)[3,4]	$66,918,121	$157,931,075	$60,617,476
Undistributed net investment income	462,254	359,122	223,004
Accumulated net realized loss on investments	(453,913)	(106,148)	(1,005,471)
Net unrealized appreciation of investments	6,506,179	10,307,518	6,550,249

Total Net Assets Applicable to Common Shareholders	$73,432,641	$168,491,567	$66,385,258

Net Asset Value per Common Share	$15.18	$14.65	$14.66

[1]Investments, at cost	96,649,299	230,983,298	88,099,486
[2]Short-term investments, at cost	300,000	625,000	350,000
[3]Common shares outstanding	4,837,100	11,504,975	4,528,443
[4]Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

Six months ended September 30, 2017 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Investment Income:
Interest	$2,188,350	$4,436,250	$2,065,671

Expenses:
Management fees	207,241	488,277	192,692
Interest expense	305,174	762,935	305,174
Rating agency fees	29,462	25,339	24,962
Audit and tax fees	24,101	26,172	20,970
Accounting and administration expenses	19,404	36,724	18,502
Dividend disbursing and transfer agent fees and expenses	16,513	35,425	17,013
Reports and statements to shareholders	11,346	25,145	10,479
Legal fees	9,439	14,384	8,202
Offering costs	9,017	12,119	10,455
Stock exchange fees	2,388	5,471	2,141
Custodian fees	1,755	5,732	1,821
Directors’/Trustees’ fees and expenses	1,621	3,678	1,442
Registration fees	398	507	430
Other	7,827	15,843	12,034

	645,686	1,457,751	626,317
Less expense paid indirectly	(1,149)	(1,284)	(775)

Total operating expenses	644,537	1,456,467	625,542

Net Investment Income	1,543,813	2,979,783	1,440,129

Net Realized and Unrealized Gain:
Net realized gain on investments	80,137	651,865	242,146
Net change in unrealized appreciation (depreciation) of investments	1,286,198	2,326,858	1,269,163

Net Realized and Unrealized Gain	1,366,335	2,978,723	1,511,309

Net Increase in Net Assets Resulting from Operations	$2,910,148	$5,958,506	$2,951,438

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

	Delaware Investments Colorado Municipal Income Fund, Inc.
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,543,813	$3,240,164
Net realized gain	80,137	608,285
Net change in unrealized appreciation (depreciation)	1,286,198	(3,897,264)

Net increase (decrease) in net assets resulting from operations	2,910,148	(48,815)

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,717,171)	(3,482,712)

	(1,717,171)	(3,482,712)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	1,192,977	(3,531,527)

Net Assets Applicable to Common Shareholders:
Beginning of period	72,239,664	75,771,191

End of period	$73,432,641	$72,239,664

Undistributed net investment income	$462,254	$635,612

	Delaware Investments Minnesota Municipal Income Fund II, Inc.
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,979,783	$6,309,240
Net realized gain	651,865	619,214
Net change in unrealized appreciation (depreciation)	2,326,858	(7,447,417)

Net increase (decrease) in net assets resulting from operations	5,958,506	(518,963)

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,221,393)	(6,845,460)

	(3,221,393)	(6,845,460)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	2,737,113	(7,364,423)

Net Assets Applicable to Common Shareholders:
Beginning of period	165,754,454	173,118,877

End of period	$168,491,567	$165,754,454

Undistributed net investment income	$359,122	$600,732

Statements of changes in net assets

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

	Delaware Investments National Municipal Income Fund
	Six months ended 9/30/17 (Unaudited)	Year ended 3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,440,129	$2,995,863
Net realized gain	242,146	147,253
Net change in unrealized appreciation (depreciation)	1,269,163	(3,279,316)

Net increase (decrease) in net assets resulting from operations	2,951,438	(136,200)

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,358,533)	(3,079,341)

	(1,358,533)	(3,079,341)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	1,592,905	(3,215,541)

Net Assets Applicable to Common Shareholders:
Beginning of period	64,792,353	68,007,894

End of period	$66,385,258	$64,792,353

Undistributed net investment income	$223,004	$141,408

See accompanying notes, which are an integral part of the financial statements.

Statements of cash flows

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

Six months ended September 30, 2017 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$2,910,148	$5,958,506	$2,951,438

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	214,104	1,129,192	252,578
Purchase of investment securities	(4,022,980)	(24,438,517)	(11,981,572)
Proceeds from disposition of investment securities	2,427,615	22,207,319	11,930,508
(Purchase) sale from disposition of short-term investment securities, net	300,000	975,000	(350,000)
Net realized gain on investments	(80,137)	(651,865)	(242,146)
Net change in net unrealized (appreciation) depreciation	(1,286,198)	(2,326,858)	(1,269,163)
Decrease in receivable for securities sold	4,904	25,275	—
Increase (decrease) in interest receivable	(25,034)	137,398	42,869
Increase in other accrued expenses receivable	(1,000)	(6,000)	(19,500)
Amortization of offering costs for preferred shareholders	16,479	20,458	17,918
Increase in payable for securities purchased	800,359	248,433	240,347
Decrease in interest payable	—	—	—
Decrease in investment management fees payable	(465)	(1,055)	(286)
Decrease in Trustees’ fees and expenses payable	(11)	(24)	(8)
Decrease in audit fees payable	21,042	20,970	20,970
(Increase) decrease in other affiliates payable	(532)	(2,046)	419
Decrease in other accrued expenses	(5,272)	(14,804)	(9,580)

Total adjustments	(1,637,126)	(2,677,124)	(1,366,646)

Net cash provided by operating activities	1,273,022	3,281,382	1,584,792

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to common shareholders	(2,007,397)	(3,767,879)	(1,584,935)
Increase in bank overdraft	448,891	562,063	—

Net cash used for financing activities	(1,558,506)	(3,205,816)	(1,584,935)

Net increase (decrease) in cash	(285,484)	75,566	(143)
Cash at beginning of year	285,484	(75,566)	265,823

Cash at end of year	$—	$—	$265,680

Cash paid for interest expense for leverage	$305,149	$762,872	$305,149

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15	3/31/14	3/31/13

Net asset value, beginning of period	$14.93	$15.66	$15.55	$14.43	$15.37	$15.01

Income (loss) from investment operations:
Net investment income[2]	0.32	0.67	0.71	0.71	0.70	0.73
Net realized and unrealized gain (loss)	0.29	(0.68)	0.12	1.10	(0.93)	0.42

Total from investment operations	0.61	(0.01)	0.83	1.81	(0.23)	1.15

Less dividends and distributions to common shareholders from:
Net investment income	(0.36)	(0.72)	(0.72)	(0.69)	(0.69)	(0.69)
Net realized gain	—	—	—	—	(0.02)	(0.10)

Total dividends and distributions	(0.36)	(0.72)	(0.72)	(0.69)	(0.71)	(0.79)

Net asset value, end of period	$15.18	$14.93	$15.66	$15.55	$14.43	$15.37

Market value, end of period	$15.22	$14.70	$15.07	$14.35	$13.33	$14.84

Total investment return based on:[3]
Market value	5.98%	2.24%	10.38%	13.01%	(5.25%)	6.92%
Net asset value	4.07%	(0.07%)	5.85%	13.12%	(0.97%)	7.71%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$73,433	$72,240	$75,771	$75,226	$69,781	$74,349
Ratio of expenses to average net assets applicable to common shareholders[4]	1.75%	1.60%	1.52%	1.43%	1.49%	1.44%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.20%	4.32%	4.59%	4.65%	4.90%	4.72%
Portfolio turnover	2%	12%	13%	14%	26%	8%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$344,775	$340,799	$352,571	$350,753	$332,602	$347,829
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.063, $0.110, $0.079, $0.077, $0.078, and $0.079 per share for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013, respectively, and from realized capital gains of $0.002, and $0.006 per share for the years ended March 31, 2014 and 2013, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013 were 0.92%, 0.90%, 1.01%, 0.92%, 0.94%, and 0.89%, respectively.

[5]

The ratio of net investment income excluding interest expense for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013 were 5.03%, 5.03%, 5.11%, 5.16%, 5.45%, and 5.27%, respectively.

[6]

In November 2011, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2016 Shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$14.41	$15.05	$14.97	$14.31	$15.27	$14.94
Income (loss) from investment operations:
Net investment income[2]	0.26	0.55	0.63	0.64	0.65	0.72
Net realized and unrealized gain (loss)	0.26	(0.59)	0.08	0.69	(0.81)	0.35

Total from investment operations	0.52	(0.04)	0.71	1.33	(0.16)	1.07

Less dividends and distributions to common shareholders from:
Net investment income	(0.28)	(0.60)	(0.63)	(0.67)	(0.69)	(0.69)
Net realized gain	—	—	—	—	(0.12)	(0.04)

Total dividends and distributions	(0.28)	(0.60)	(0.63)	(0.67)	(0.81)	(0.73)

Net asset value, end of period	$14.65	$14.41	$15.05	$14.97	$14.31	$15.27

Market value, end of period	$14.25	$14.56	$14.70	$13.85	$13.34	$15.63

Total investment return based on:[3]
Market value	(0.26% )	3.16%	11.17%	8.97%	(9.26% )	15.18%
Net asset value	3.61%	(0.27% )	5.30%	9.80%	(0.36% )	7.18%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$168,492	$165,754	$173,119	$172,280	$164,599	$175,629
Ratio of expenses to average net assets applicable to common shareholders[4]	1.72%	1.59%	1.46%	1.40%	1.51%	1.40%
Ratio of net investment income to average net assets applicable to common shareholders[5]	3.53%	3.69%	4.24%	4.33%	4.54%	4.65%
Portfolio turnover	7%	9%	16%	10%	17%	24%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$75,000	$75,000	$75,000	$75,000
Net asset coverage per share of preferred shares, end of period[6]	$324,655	$321,006	$330,825	$329,707	$319,465	$334,172
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.066, $0.115, $0.083, $0.081, $0.076, and $0.084 per share for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013, respectively, and from realized capital gains of $0.014, and $0.005 per share for the years ended March 31, 2014 and 2013, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sep. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013 were 0.82%, 0.82%, 0.90%, 0.85%, 0.88%, and 0.82%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013 were 4.43%, 4.46%, 4.80%, 4.88%, 5.17%, and 5.23%, respectively.

[6]

In November 2011, the Fund issued a series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares).The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2016 Shares.

See accompanying notes, which are an integral part of the financial statements.

(continues)	29

Financial highlights

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/17[1]	Year ended
	(Unaudited)	3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Net asset value, beginning of period	$14.31	$15.02	$14.97	$13.81	$14.99	$14.02

Income (loss) from investment operations:
Net investment income[2]	0.32	0.66	0.70	0.71	0.71	0.72
Net realized and unrealized gain (loss)	0.33	(0.69)	0.11	1.22	(1.18)	0.86

Total from investment operations	0.65	(0.03)	0.81	1.93	(0.47)	1.58

Less dividends and distributions to common shareholders from:
Net investment income	(0.30)	(0.68)	(0.76)	(0.77)	(0.71)	(0.61)

Total dividends and distributions	(0.30)	(0.68)	(0.76)	(0.77)	(0.71)	(0.61)

Net asset value, end of period	$14.66	$14.31	$15.02	$14.97	$13.81	$14.99

Market value, end of period	$13.53	$12.94	$13.80	$13.14	$12.35	$14.48

Total investment return based on:[3]
Market value	6.92%	(1.50% )	11.32%	12.87%	(9.65% )	14.12%
Net asset value	4.83%	0.01%	6.35%	14.99%	(2.41% )	11.56%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$66,385	$64,792	$68,008	$67,804	$62,526	$67,876
Ratio of expenses to average net assets applicable to common shareholders[4]	1.89%	1.73%	1.70%	1.60%	1.58%	1.56%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.35%	4.45%	4.72%	4.86%	5.17%	4.86%
Portfolio turnover	10%	13%	25%	38%	40%	42%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$321,284	$315,898	$326,693	$326,013	$308,420	$326,254
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.067, $0.117, $0.084, $0.083, $0.085, and $0.090 per share for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013 were 0.97%, 0.94%, 1.13%, 1.03%, 0.96%, and 0.96%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2017 and the years ended March 31, 2017, 2016, 2015, 2014, and 2013 were 5.27%, 5.24%, 5.29%, 5.44%, 5.79%, and 5.46%, respectively.

[6]

In March 2012, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2017 Shares). The Series 2017 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2017 Shares.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

September 30, 2017 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the New York Stock Exchange MKT, the successor to the American Stock Exchange.

The investment objective of each of Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seeks to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2017 and for all open tax years (years ended March 31, 2014–March 31, 2017), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Sept. 30, 2017, the Funds did not incur any interest or tax penalties.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds SM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares and pays

(continues)	31

Notes to financial statements

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

1. Significant Accounting Policies (continued)

dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2017, each Fund earned the following amounts under this agreement:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$1,149	$1,284	$775

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2017, each Fund was charged for these services as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$2,653	$5,806	$2,490

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2017, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$8,201	$13,243	$8,628

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2017, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Sept. 30, 2017, the Funds engaged in securities purchases and securities sales, which did not result in any realized gains or losses as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

Purchases	$100,058	$900,301	$200,096
Sales	400,169	3,901,455	450,113

3. Investments

For the six months ended Sept. 30, 2017, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

Purchases	$4,022,980	$24,438,517	$11,981,572
Sales	(2,427,615)	(22,207,319)	(11,930,508)

At Sept. 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Cost of investments	$96,942,051	$231,587,623	$88,428,404

Aggregate unrealized appreciation of investments	$6,562,973	$10,996,637	$6,706,906
Aggregate unrealized depreciation of investments	(49,546)	(668,444)	(135,575)

Net unrealized appreciation of investments	$6,513,427	$10,328,193	$6,571,331

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At March 31, 2017, capital loss carryforwards available to offset future realized capital gains, through the indicated expiration dates were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2018	Short-term	Long-term	Total
Colorado Municipal Fund	$ —	$216,568	$323,934	$ 540,502
Minnesota Municipal Fund II	—	778,237	—	778,237
National Municipal Fund	407,888	795,309	40,087	1,243,284

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

(continues)	33

Notes to financial statements

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

3. Investments (continued)

asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

Colorado Municipal Fund
Securities	Level 2
Assets:
Municipal Bonds	$103,155,478
Short-Term Investments	300,000

Total Value of Securities	$103,455,478

Minnesota Municipal Fund II
Securities	Level 2
Assets:
Municipal Bonds	$241,290,816
Short-Term Investments	625,000

Total Value of Securities	$241,915,816

National Municipal Fund
Securities	Level 2
Assets:
Municipal Bonds	$94,649,735
Short-Term Investments	350,000

Total Value of Securities	$94,999,735

During the six months ended Sept. 30, 2017, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market. During the six months ended Sept. 30, 2017 and the year ended March 31, 2017, the Funds did not issue any shares under each Fund’s dividend reinvestment plan.

On Jan. 22, 2016, Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund successfully issued $30,000,000, $75,000,000 and $30,000,000, respectively, of Variable Rate MuniFund Term Preferred (“VMTP”) Shares with a $100,000 liquidation value per share in a privately negotiated offering. The net proceeds from each offering were used to redeem the Series 2016 (in the case of Colorado Municipal Fund and Minnesota Municipal Fund II) and Series 2017 (in the case of National Municipal Fund) VMTP Shares previously outstanding. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Each Fund’s Series 2016 and Series 2017 VMTP Shares were the same amount and value as the respective Fund’s Series 2021 VMTP Shares.

Each of the Funds is obligated to redeem its VMTP Shares on Feb. 1, 2021, unless earlier redeemed or repurchased by a Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. VMTP Shares are redeemable at par. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on VMTP shares as set weekly, and are based on a short-term index rate plus an additional spread that is subject to adjustment in certain circumstances, including a change in the credit rating assigned to the VMTP Shares by Fitch Ratings (“Fitch”) and Moody’s Investors Service (“Moody’s”).

The weighted average dividend rates for the six months ended Sept. 30, 2017 were as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
2.0%	2.0%	2.0%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch and Moody’s, funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP Shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP Shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP Shares are included as a component of interest expense in the statements of operations. The VMTP Shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

Offering costs for VMTP Shares are recorded as a deferred charge and amortized over the 5-year life of the VMTP Shares. These are presented as “Offering cost for preferred shareholders” on the “Statements of assets and liabilities” and “Offering costs” on the “Statements of operations.”

5. Geographic, Credit, and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of the Colorado Municipal Fund and the Minnesota Municipal Fund II invests substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of the Colorado Municipal Fund and the Minnesota Municipal Fund II. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the US government may result in a downgrade of securities issued by the states or US territories. The National Municipal Fund will be subject to these

(continues)	35

Notes to financial statements

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

5. Geographic, Credit, and Market Risk (continued)

risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, the National Municipal Fund may invest a considerable portion of its assets in certain municipalities. As of Sept. 30, 2017, the National Municipal Fund has invested 20.87%, 19.61%, 15.48%, and 11.88%, (each as a percentage of net assets) in securities issued by the State of California, the State of New York, the Commonwealth of Pennsylvania, and the State of Texas, respectively. These investments could make the National Municipal Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a percentage of assets in obligations of governments of US territories, commonwealths, and possessions such as Puerto Rico, the US Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these US territories, commonwealths, and possessions.

From time to time, a fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Sept. 30, 2017, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Colorado Municipal Fund	Minnesota Municipal Income Fund II
Assured Guaranty Corporation	1.64%	2.39%
Assured Guaranty Municipal Corporation	7.92%	0.69%
Syncora Guarantee	2.35%	—

Total	11.91%	3.08%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

To the extent that the Funds invest in securities with longer duration, they may be more sensitive to fluctuation of interest rates.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

6. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

7. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2017 that would require recognition or disclosure in the Funds’ financial statements.

(continues)	37

Other Fund information

(Unaudited)

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

Fund management

Joseph R. Baxter

Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager — Macquarie Investment Management, Americas

Joseph R. Baxter is the head of the municipal bond department in the Americas and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Macquarie Investment Management (MIM), which includes the former Delaware Investments, in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen Czepiel

Senior Vice President, Senior Portfolio Manager

Steve Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Macquarie Investment Management (MIM), which includes the former Delaware Investments, in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA

Vice President, Portfolio Manager, Senior Municipal Analyst

Denise A. Franchetti is a senior municipal analyst for the municipal bond department. Currently, she is responsible for following the airport, education, hotel, cogeneration, and cargo sectors for the group. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Macquarie Investment Management (MIM), which includes the former Delaware Investments, in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the Financial Analysts of Philadelphia.

Gregory A. Gizzi

Senior Vice President, Senior Portfolio Manager

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Macquarie Investment Management (MIM), which includes the former Delaware Investments, in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Management Agreements

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees/Directors (collectively, “Trustees”) (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Investments Colorado Municipal Income Fund, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments National Municipal Income Fund — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the

(continues)	39

Other Fund information

(Unaudited)

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments National Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. Investment Management Agreements (continued)

3- and 5-year periods was in second quartile of its Performance Universe. The Board observed that the Fund’s performance results were mixed but tended toward median, which was acceptable.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar closed-end funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Investments Colorado Municipal Income Fund, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were both the lowest of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were both the lowest of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits, if any, realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the profitability of DMC.

Economies of scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets, therefore, increase primarily as a result of the increase in value of the underlying securities in the Fund. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

Proxy results

At the annual meeting on Aug. 16, 2017, the shareholders of the Funds voted to elect a Board of Directors. A quorum was present and the votes passed with a majority of those shares. All shareholders of each Fund vote together with respect to the election of each Director with one exception. The holders of preferred shares of the Funds that have issued one or more classes of preferred shares have the exclusive right to separately elect two Directors, Ms. Landreth and Ms. Yeomans.

The results of the voting at the meeting were as follows:

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	4,184,837	89,951	300	0
Ann D. Borowiec	4,173,534	101,254	300	0
Joseph W. Chow	4,211,585	63,203	300	0
John A. Fry	4,156,836	117,952	300	0
Shawn K. Lytle	4,211,585	63,203	300	0
Frances A. Sevilla-Sacasa	4,170,297	104,491	300	0
Thomas K. Whitford	4,211,585	63,203	300	0
Lucinda S. Landreth			300	0
Janet L. Yeomans			300	0

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	10,021,934	144,286	750	0
Ann D. Borowiec	10,040,549	125,670	750	0
Joseph W. Chow	10,022,423	143,797	750	0
John A. Fry	10,022,423	143,797	750	0
Shawn K. Lytle	10,023,019	143,201	750	0
Frances A. Sevilla-Sacasa	10,040,433	125,787	750	0
Thomas K. Whitford	10,021,960	144,260	750	0
Lucinda S. Landreth			750	0
Janet L. Yeomans			750	0

Delaware Investments National Municipal Income Fund

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	4,115,909	85,219	300	0
Ann D. Borowiec	4,113,960	87,168	300	0
Joseph W. Chow	4,115,904	85,224	300	0
John A. Fry	4,115,909	85,219	300	0
Shawn K. Lytle	4,072,003	129,125	300	0
Frances A. Sevilla-Sacasa	4,113,793	87,335	300	0
Thomas K. Whitford	4,115,450	85,678	300	0
Lucinda S. Landreth			300	0
Janet L. Yeomans			300	0

(continues)	41

Other Fund information

(Unaudited)

Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds

Dividend reinvestment plan for Delaware Investments Colorado Municipal Income Fund, Inc. (“VCF“), Delaware Investments National Municipal Income Fund (“VFL”), and Delaware Investments Minnesota Municipal Income Fund II, Inc. (“VMM”)

Each Fund offers a dividend reinvestment program (“Plan”). Shareholders of VFL and VMM who have shares registered in their own names are automatically considered participants in the Plan, unless they elect to withdraw from the Plan. Shareholders of VCF who have shares registered in their own names are eligible to elect to participate in the Plan by notifying Computershare Trust Company, N.A. (“Computershare”).

Shareholders who hold their shares through a bank, broker, or other nominee should request the bank, broker, or nominee to participate in the Plan on their behalf. This can be done as long as the bank, broker, or nominee provides a dividend reinvestment service for the Fund. If the bank, broker, or nominee does not provide this service, such shareholders must have their shares taken out of “street” or nominee name and re-registered in their own name in order to participate in the Plan.

Computershare will apply all cash dividends, capital gains and other distributions (collectively, “Distributions”) on the Fund’s shares of common stock which become payable to each Plan participant to the purchase of outstanding shares of the Fund’s common stock for such participant. These purchases may be made on a securities exchange or in the over-the-counter market, and may be subject to such terms of price, delivery, and related matters to which Computershare may agree. The Fund will not issue new shares in connection with the Plan.

Most shareholders of VFL and VMM holding shares in nominee name will receive their Distributions in cash, if they either fail to notify their bank, broker or nominee of their wish to participate, or if they fail to have their shares taken out of “street” name when their nominee does not provide a dividend reinvestment service for the Fund. Shareholders of VCF will receive their Distributions in cash unless they notify Computershare and their bank, broker or nominee of their desire to enroll in the Plan.

Distributions reinvested for participants are subject to income taxes just as if they had been paid directly to the shareholder in cash. For convenient record keeping and to assist in preparing taxes, participants will receive a year-end statement showing distributions reinvested, and any brokerage commissions that Computershare is required to pay.

Shareholders holding shares of the Fund in their own names who wish to terminate their participation in the Plan may do so by providing telephonic, electronic, or written instructions to Computershare so that Computershare receives such instructions by the Distribution record date. Shareholders with shares held in an account by a bank, broker or other nominee should contact such bank, broker or other nominee to determine the procedure for withdrawal from the Plan. Shareholders owning shares of more than one Fund must specify the Fund or Funds to which their termination request pertains.

If instructions are not received by Computershare by the record date for a particular Distribution, that Distribution may be reinvested at the sole discretion of Computershare. After a shareholder’s instructions to terminate participation in the Plan become effective, Distributions will be paid to the shareholder in cash. Upon termination, a shareholder may elect to receive either stock or cash for all the full shares in the account. If cash is elected, Computershare will sell such shares at the weighted average sale price obtained by Computershare’s broker for all shares sold in such batch on the applicable trade date or dates and then send the net proceeds to the shareholder, after deducting any applicable transaction fees, per share fees and related expenses, if any. Any fractional shares at the time of termination will be paid in cash at the current market price, less any applicable transaction fees, per share fees and related expenses, if any. Shareholders may at any time request a full or partial withdrawal of shares from the Plan, without terminating participation in the Plan, by contacting Computershare or their bank or broker as appropriate. Shareholders may elect to receive such withdrawals in stock or in cash as described above.

When shares outside of the Plan are liquidated, Distributions on shares held under the Plan will continue to be reinvested unless Computershare is notified of the shareholder’s withdrawal from the Plan.

An investor holding shares that participate in the Plan in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan. Please contact your broker/dealer for additional details.

Computershare will charge participants their proportional share of brokerage commissions on market purchases. Participants may obtain a certificate or certificates for all or part of the full shares credited to their accounts at any time by making a request in writing to Computershare. A fee may be charged to the participant for each certificate issuance.

If you have any questions and shares are registered in your name, contact Computershare at 866 437-0252 or P.O. Box 50500, Louisville, KY 40233-5000. If you have any questions and shares are registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

About the organization

This semiannual report is for the information of Delaware FundsSM by Macquarie Closed-End Municipal Bond Funds shareholders.

Board of directors/trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds by Macquarie

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President, General

Counsel, and Secretary

Delaware Funds by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Funds by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds by Macquarie

Philadelphia, PA

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT) Philadelphia, PA

Principal office of the Funds

2005 Market Street

Philadelphia, PA 19103-7057

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

For securities dealers and financial institutions representatives

800 362-7500

Website

delawarefunds.com/closed-end

Number of recordholders as of

Sept. 30, 2017

Colorado Municipal Income Fund	61
Minnesota Municipal Income Fund II	321
National Municipal Income Fund	65

Your reinvestment options

Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/ closed-end. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS NATIONAL MUNICIPAL INCOME FUND

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2017